Regulatory framework (Tables)	12 Months Ended
Dec. 31, 2022
Regulatory Framework
Schedule of electricity rate

Resolution	Date	What it approves	Effective as from
SE No. 305/2022	April 29, 2022	Seasonal reference prices (1)	May 1
ENRE No. 146/2022	May 6, 2022	Electricity rate schedules	May 1
SE No. 405/2022	May 27, 2022	Seasonal reference prices	June 1
ENRE No. 171/2022	May 31, 2022	Electricity rate schedules	June 1
SE No. 605/2022	July 28, 2022	Seasonal reference prices	August 1
ENRE No. 222/2022	July 29, 2022	Electricity rate schedules	August 1
SE No. 627/2022	August 25, 2022	Seasonal reference prices	September 1
ENRE No. 313/2022	September 7, 2022	Electricity rate schedules	September 1
SE No. 649/2022	September 13, 2022	Seasonal reference prices	September 1
ENRE No. 434/2022	September 22, 2022	Electricity rate schedules	September 1
ENRE No. 484/2022	October 6, 2022	Electricity rate schedules (2)	September 1
SE No. 719/2022	October 28, 2022	Seasonal reference prices (3)	November 1
ENRE No. 554/2022	November 2, 2022	Electricity rate schedules	November 1
SE No. 54/2023	February 1, 2023	Seasonal reference prices	February 1
ENRE No. 177/2023	February 2, 2023	Electricity rate schedules	February 1
ENRE No. 241/2023	February 28, 2023	Electricity rate schedules	April 1 and June 1

(1)	It approves the Winter Seasonal Programming for the MEM submitted by CAMMESA, relating to the May 1, 2022-October 31, 2022 period.
(2)	It amends the average electricity rate approved by ENRE Resolution No. 434/2022, which implied a 3.8% decrease thereof, according to the valuation of the residential user category’s consumption during the month of September.
(3)	It approves the Summer Seasonal Programming for the MEM submitted by CAMMESA, relating to the November 1, 2022-April 30, 2023 period.

Schedule Of Credits Relate Concepts

Concept	Amount
a) Implementation of policies to benefit the demand (2 bills)	$9,670
b) Maintenance of electricity rates (1 bill)	$4,835
c) Investment Plan (0.37 bills)	$1,802
d) Section 2 Res. 642/22 (1.63 bills)	$7,867
5 bills	$24,174